INVENTORY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Raw Materials	$ 1,325,590	$ 4,109,434
Work-in-Process	2,777,244	1,793,094
Finished Goods	2,493,468	963,474
Total Inventory	$ 6,596,302	$ 6,866,002